Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended		41 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Consolidated Statements Of Operations And Comprehensive Loss
Revenue		$ 54,968	$ 54,968
Expenses
General and administrative	434,006	448,037	1,149,228
Professional fees	621,722	250,466	1,636,554
Salaries and office administrative fees	666,419	666,373	2,110,594
Research and development	2,503,765	2,773,142	6,970,137
Impairment of patents	350,000		350,000
Total Operating Expenses	4,575,912	4,138,018	12,216,513
Net Operating Loss	(4,575,912)	(4,083,050)	(12,161,545)
Other Income - Grants received	865,623		865,623
Provision for income taxes
Net Loss	(3,710,289)	(4,083,050)	(11,295,922)
Other Comprehensive Loss
Foreign currency translation adjustments	(25,519)	(38,914)	(59,795)
Total Other Comprehensive Loss	(25,519)	(38,914)	(59,795)
Net Comprehensive Loss	$ (3,735,808)	$ (4,121,964)	$ (11,355,717)
Net Loss per Share - Basic and Diluted	$ (0.34)	$ (0.44)
Weighted Average Shares Outstanding - Basic and Diluted	10,832,369	9,359,934